Other Income and Other Expense	12 Months Ended
Dec. 31, 2018
Other Nonoperating Income (Expense) [Abstract]
Other Income and Other Expense
Other Income and Other Expense
Following is detail of All other income and commissions and All other expense as presented in the Consolidated Statements of Income:

(Dollars in thousands)	2018	2017		2016
All other income and commissions:
Other service charges	$15,122	$12,532		$11,731
ATM and interchange fees	13,354	12,425		11,965
Mortgage banking	10,587	4,649		10,215
Dividend income (a)	10,555	—	—	—
Letter of credit fees	5,298	4,661		4,103
Electronic banking fees	5,134	5,082		5,477
Insurance commissions	2,096	2,514		2,981
Gain/(loss) on extinguishment of debt (b)	(15)	(14,329)		—
Deferred compensation (c)	(3,224)	6,322		3,025
Other	19,488	11,029		14,734
Total	$78,395	$44,885		$64,231
All other expense:
Travel and entertainment	$16,442	$11,462		$10,275
Other insurance and taxes	9,684	9,686		10,891
Employee training and dues	7,218	5,551		5,691
Supplies	6,917	4,106		4,434
Customer relations	5,583	5,750		6,255
Non-service components of net periodic pension and post-retirement cost	5,251	2,144		(666)
Tax credit investments	4,712	3,468		3,349
Miscellaneous loan costs	3,732	2,751		2,586
OREO	2,630	1,006		773
Litigation and regulatory matters	644	40,517		30,469
Other (d)	73,223	48,693		41,391
Total	$136,036	$135,134		$115,448
Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2017-07 “Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost.” See Note 1 - Summary of Significant Accounting Policies for additional information.

(a)
Effective January 1, 2018, FHN adopted ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities” and began recording dividend income from FRB and FHLB holdings in Other income. Prior to 2018, these amounts were included in Interest income on the Consolidated Statements of Income.

(b)	Loss on extinguishment of debt for 2017 relates to the repurchase of equity securities previously included in a financing transaction.

(c)	Amounts are driven by market conditions and are mirrored by changes in deferred compensation expense which is included in employee compensation expense.

(d)
Expense increase for 2018 largely attributable to an increase in acquisition- and integration-related expense primarily associated with the CBF acquisition. See Note 2 - Acquisitions and Divestitures for additional information.